Capital Contribution from Non Controlling Shareholder - Additional Information (Detail) (17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited), USD $)
In Thousands, unless otherwise specified
	1 Months Ended
	Jun. 30, 2014	Sep. 22, 2011
Noncontrolling Interest [Line Items]
Registered capital		$ 38,364
Parent
Noncontrolling Interest [Line Items]
Committed registered capital contribution		31,970
Percentage of equity interest on capital contribution by parent		83.30%
Shenyang Investment
Noncontrolling Interest [Line Items]
Committed registered capital contribution		6,394
Percentage of equity interest on capital contribution by Noncontrolling owners		16.70%
Registered capital contributed	$ 3,197